Employee Benefit Plans - Schedule of Expenses Included on Consolidated Statements of Income (Loss) and Consolidated Statements of Comprehensive Income (Loss) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Pension Plans Canadian [Member]
Schedule of Expenses Included on Consolidated Statements of Income (Loss) and Consolidated Statements of Comprehensive Income (Loss) [Line Items]
Operating expenses	$ 4,245		$ 4,349		$ 4,524
Interest expense	(2,475)		(1,682)		(2,294)
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	(10,276)		(19,966)		4,753
Pension Plans US [Member]
Schedule of Expenses Included on Consolidated Statements of Income (Loss) and Consolidated Statements of Comprehensive Income (Loss) [Line Items]
Operating expenses		$ 537		$ 712		$ 684
Interest expense		142		405		567
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans		(3,345)		(3,926)		(1,224)
Pension Plans Total [Member]
Schedule of Expenses Included on Consolidated Statements of Income (Loss) and Consolidated Statements of Comprehensive Income (Loss) [Line Items]
Operating expenses	4,782		5,061		5,208
Interest expense	(2,333)		(1,277)		(1,727)
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	(13,621)		(23,892)		3,529
Other Post-employment Benefit Plans Canadian [Member]
Schedule of Expenses Included on Consolidated Statements of Income (Loss) and Consolidated Statements of Comprehensive Income (Loss) [Line Items]
Operating expenses	670		587		466
Interest expense	1,054		939		927
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	(976)		1,554		1,364
Other Post-employment Benefit Plans US [Member]
Schedule of Expenses Included on Consolidated Statements of Income (Loss) and Consolidated Statements of Comprehensive Income (Loss) [Line Items]
Operating expenses
Interest expense		211		188		193
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans		$ (127)		$ (290)		$ 157
Other Post-employment Benefit Plans Total [Member]
Schedule of Expenses Included on Consolidated Statements of Income (Loss) and Consolidated Statements of Comprehensive Income (Loss) [Line Items]
Operating expenses	670		587		466
Interest expense	1,265		1,127		1,120
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	$ (1,103)		$ 1,264		$ 1,521